BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	$ 2,101
Cash Flows	4
Acquisition	0
Foreign Exchange Movement	(112)
Ending Balance	1,993
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	8,063
Cash Flows	3,951
Acquisition	1,484
Foreign Exchange Movement	(385)
Ending Balance	$ 13,113